Expense Example {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 20% Portfolio	Apr. 30, 2022 USD ($)
VIP FundsManager 20% Portfolio-Service VIP
Expense Example:
1 year	$ 46
3 years	172
5 years	315
10 years	731
VIP FundsManager 20% Portfolio-Service 2 VIP
Expense Example:
1 year	61
3 years	219
5 years	397
10 years	$ 911